Share Capital (Tables)	12 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule Of Issued Share Capital

	September 30, 2012		September 30, 2013
	Number of Shares	Amount	Number of Shares	Amount
Authorized:
Unlimited common shares with no par value

Issued:

Balance, beginning of period	17,419,214	$46,149	17,496,646	$46,652
Transfer from contributed surplus for stock options exercised	—	211	—	182
Options exercised	77,432	292	75,167	257
Balance, end of period	17,496,646	$46,652	17,571,813	$47,091

Schedule of Share-based Compensation, Stock Options, Activity

	September 30, 2012		September 30, 2013
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Outstanding, beginning of year	979,168	$9.42	1,219,236	$8.84
Granted	325,000	5.88	195,000	2.58
Exercised	(77,432)	3.77	(75,167)	3.39
Expired	—	—	(130,733)	4.66
Forfeited and cancelled	(7,500)	8.80	(40,001)	9.93
Outstanding, end of year	1,219,236	8.84	1,168,335	8.57
Exercisable, end of year	662,573	$8.87	684,334	$10.88

Schedule Of Weighted Average Exercise Price, Remaining Contractual Life
At September 30, 2013, the number outstanding, the weighted average remaining contractual life, the weighted average exercise price and the number of options exercisable are as follows:

Fiscal Year Granted	Number Outstanding	Weighted Average Remaining Term	Weighted Average Exercise Price	Number Exercisable
2009	126,667	8 mos.	7.08	126,667
2010	366,668	16 mos.	12.81	366,668
2011	155,000	33 mos.	12.96	103,335
2012	325,000	64 mos.	5.88	87,664
2013	195,000	57 mos.	2.59	—
	1,168,335	34 mos.	$8.57	684,334

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
The fair value of common share options is estimated at the grant date using the Black-Scholes option pricing model based on the following weighted average assumptions:

	September 30, 2012	September 30, 2013
Risk free interest rate	1.3%	1.7%
Expected life (years)	4	5
Expected volatility	45.5%	47.5%
Expected dividends	5.3%	—%

Schedule of Nonvested Share Activity
A summary of the status of the Company's nonvested share options as of September 30, 2012 and the changes during the year ended September 30, 2013, is presented below:

	September 30, 2012		September 30, 2013
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Nonvested, beginning of period	473,336	$12.17	556,663	$8.80
Granted	325,000	5.88	195,000	2.58
Vested	(239,173)	11.51	(260,995)	10.59
Forfeited and cancelled	(2,500)	8.80	(6,667)	10.30
Nonvested, end of period	556,663	$8.80	484,001	$5.31